Business Combination (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business combination
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				¥ 6,570	$ 925
Gains on disposal of subsidiaries				5,497	$ 774
Leya
Business combination
Percent of equity interests sold	63.37%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 5,700
Gains on disposal of subsidiaries				¥ 5,497
Wuhan Miracle
Business combination
Percentage of equity shares acquired		54.68%
Cash consideration		¥ 512,000	¥ 299,000
Contingent consideration at fair value		88,000
Percentage of equity shares acquired subsequently			31.92%				31.92%
Total equity percentage acquired				87.60%	87.60%	87.60%
Remaining payment for acquisition				¥ 0		¥ 0
Property and equipment, net		104,878
Inventories, net		99,681
Revenue of acquiree since the acquisition date included in the comprehensive income/(loss)							¥ 111,956
Net profit or loss of acquiree since the acquisition date included in the comprehensive income/(loss)							¥ 9,366
Wuhan Miracle | Supplier relationship
Business combination
Intangible assets		17,000
Wuhan Miracle | In-process research and development intangible assets
Business combination
Intangible assets		27,000
Wuhan Miracle | Developed technology
Business combination
Intangible assets		¥ 70,000
Wuhan Miracle | Founder of Wuhan Miracle
Business combination
Percentage of equity shares acquired		4.17%
Cash consideration		¥ 39,000
Wuhan Miracle | Shareholder A
Business combination
Percentage of equity shares acquired		1.00%
Cash consideration		¥ 9,000